Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Bank of Montreal

BMO Capital Markets Corp.

Drexel Hamilton, LLC

AmeriVet Securities, Inc.

(collectively, the “Specified Parties”)

Re:	Benchmark 2023-V3 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2023-V3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 July 2023. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 3.0) document dated December 2022 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 July 2023

Attachment A Page 1 of 19

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 38 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Goldman Sachs Mortgage Company (“Goldman”), Citi Real Estate Funding Inc. (“CREFI”), German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”), Barclays Capital Real Estate Inc. (“Barclays”) and Bank of Montreal (“BMO,” together with Goldman, CREFI, GACC, JP Morgan and Barclays, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in July 2023 (or, in the case of any mortgage loan that has its first due date after July 2023, if any, the date that would have been its due date in July 2023 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 19

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

NAP	NAP	NAP

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in the Items above, Goldman, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Goldman, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Attachment A Page 3 of 19

5. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Group” characteristic for the Mortgage Loans identified on the Final Data File as:

a.	Heritage Plaza and
b.	Oxmoor Center,

which do not have at least one common “Sponsor” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the respective “Sponsors” shown on the Final Data File are related entities and instructed us to use “Group 1” for the “Related Group” characteristic.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 4 of 19

9. (continued)

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 19

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Date Balance ($)”),
ii.	The Cut-off Date of each Mortgage Loan and Underlying Property (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 19

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	Amortization Type,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service (P&I) ($),
g.	Monthly Debt Service (IO) ($) and
h.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 19

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) to recalculate the:
a.	Aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”) and
b.	Aggregate principal balance of the related Companion Loan(s) as of the maturity date of the related Whole Loan (as defined herein) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Pari Passu Companion Loan Balloon Balance (Non-trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($),” “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

15.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

Attachment A Page 8 of 19

15. (continued)

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

16.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

17.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 19

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Unadjusted Cut-off Date LTV Ratio (%),
viii.	Cut-off Date LTV Ratio (%),
ix.	Unadjusted LTV Ratio at Maturity (%),
x.	LTV Ratio at Maturity / ARD (%),
xi.	Underwritten NOI Debt Yield (%),
xii.	Underwritten NCF Debt Yield (%),
xiii.	% of Initial Pool Balance,
xiv.	Annual Debt Service (P&I) ($),
xv.	Annual Debt Service (IO) ($) and
xvi.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to xiii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes” (each such group of Mortgage Loans is a “Crossed Loan Group”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through xii. and xvi. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through vi. above to two decimal places and the characteristics listed in vii. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 10 of 19

18. (continued)

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service (P&I) ($) and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service (IO) ($) and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

Attachment A Page 11 of 19

18. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Unadjusted Cut-off Date LTV Ratio (%),
iii.	Underwritten NOI Debt Yield (%),
iv.	Underwritten NCF Debt Yield (%) and
v.	Loan Per Unit ($)
characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Unadjusted LTV Ratio at Maturity (%) and
ii.	LTV Ratio at Maturity / ARD (%)

characteristics.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

we recalculated the aggregate principal balance as of the Cut-off Date of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt (as defined herein) (the “Subordinate Companion Loan Cut-off Date Balance ($)”) and aggregate principal balance as of the “Maturity Date or Anticipated Repayment Date” of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt (the “Subordinate Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the Subordinate Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 19

19. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Subordinate Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related whole loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Secondary Financing Documents on the maturity date or anticipated repayment date.

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” characteristics.

20.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Documents and/or
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-off Date Balance ($)”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 13 of 19

21.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Subordinate Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),
f.	Subordinate Companion Loan Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	Subordinate Debt Balloon Balance,
j.	Interest Rate %,
k.	Subordinate Companion Loan Interest Rate and
l.	Whole Loan Monthly Debt Service ($),

as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance ($),
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Annual Payment” as the product of:

a.	The “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

Attachment A Page 14 of 19

22.	Using the:
a.	Whole Loan Cut-off Date Balance ($),
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

23.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance,
c.	Mezzanine Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance ($),
f.	Mezzanine Debt Cut-off Date Balance ($),
g.	Interest Rate %,
h.	Whole Loan Interest Rate and
i.	Mezzanine Debt Interest Rate (%),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Debt Cut-off Date Balance ($) and
iii.	Total Loan Interest Rate

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 19

23. (continued)

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

24.	Using the:
a.	Annual Debt Service (P&I) ($),
b.	Annual Debt Service (IO) ($),
c.	Whole Loan Annual Payment and
d.	Mezzanine Debt Annual Payment,

as applicable, as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Loan Annual Payment and
ii.	Total Debt Monthly Debt Service ($)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt Monthly Debt Service ($)” as 1/12th of the “Total Loan Annual Payment.”

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. and ii. above.

25.	Using the:
a.	Total Debt Cut-off Date Balance ($),
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Underwritten NCF DSCR (x),
ii.	Total Debt Underwritten NOI Debt Yield (%) and
iii.	Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan With Existing Mezzanine Debt on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

Attachment A Page 16 of 19

25. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

26.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic including “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Principal’s New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources ($)”) as the sum of the:
a.	Loan Amount ($),
b.	Subordinate Debt ($),
c.	Other Sources ($) and
d.	Principal’s New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

28.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution ($)” as the difference between the:
a.	Total Sources ($) and
b.	Sum of the:
i.	Loan Payoff ($),
ii.	Purchase Price ($),
iii.	Closing Costs ($),
iv.	Reserves ($) and
v.	Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 17 of 19

29.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic including “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

30.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses ($)”) as the sum of the:
a.	Loan Payoff ($),
b.	Purchase Price ($),
c.	Closing Costs ($),
d.	Reserves ($),
e.	Other Uses ($) and
f.	Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

31.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution ($)” as the difference between the:
a.	Total Uses ($) and
b.	Sum of the:
i.	Loan Amount ($),
ii.	Subordinate Debt ($) and
iii.	Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 18 of 19

32.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

For any mortgaged property on the Final Data File with the “General Property Type” characteristic as “Mixed Use” and the “Unit of Measure” characteristic as “Units,” “Pads” or “Rooms” and which has commercial tenants, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each related mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

33.	Using the “Allocated Cut-off Date Loan Amount ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s) and any Mortgage Loan(s) in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 19 of 19

33. (continued)

For any Multiple Property Loan (except for any Multiple Property Loan(s) in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

For any Mortgage Loan in a Crossed Loan Group, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “% of Loan Balance” on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Austin Multifamily Portfolio	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• Brasswater Warehouse Portfolio • ExchangeRight Net Leased Portfolio #63 • Select Parking NYC Portfolio • Teamshares Portfolio • Storage Depot Portfolio	Original Balance ($) Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• NAP	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As Is Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 30

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site, Pro Forma Title Policy or Insurance Review Document
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
AL_State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Notes 1 and 4)	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report and Zoning Report
Detailed Property Type (see Note 1)	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report and Zoning Report
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Number of Units	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 30

Property Information: (continued)

Characteristic	Source Document(s)

Year Renovated (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Leased Occupancy (%) (see Note 1)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy Date (see Notes 1 and 6)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Appraisal Report
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
As Is Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As Is Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation (see Note 3)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report or Environmental Screening Report
Environmental Phase II (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 10)	Environmental Insurance Certificate
Seismic Report Date (see Note 11)	Seismic Report
PML or SEL (%) (see Note 11)	Seismic Report
Earthquake Insurance Required (see Note 11)	Seismic Report
Blanket Insurance Policy (Yes/No) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Flood Zone (see Notes 1 and 12)	Flood Determination Document, Insurance Review Document, Engineering Report, Insurance Invoice or Appraisal Report

Exhibit 2 to Attachment A Page 3 of 30

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Master Lease
Second Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Master Lease
Second Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration Date (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 30

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent EGI	Underwriter’s Summary Report
Fourth Most Recent Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NCF	Underwriter’s Summary Report
Fourth Most Recent ADR (see Note 16)	Underwriter’s Summary Report
Fourth Most Recent RevPAR (see Note 16)	Underwriter’s Summary Report
Fourth Most Recent Hotel Occupancy (see Note 16)	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Third Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Second Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI Date (see Note 1)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 30

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NCF ($)	Underwriter’s Summary Report
Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%) (see Note 1)	Underwriter’s Summary Report
Underwritten ADR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 30

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement / FF&E Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($) (see Note 1)	Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Monthly Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Debt Service Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Servicing Tape
Monthly Insurance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement, Servicing Tape or Insurance Invoice
Monthly Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Holdback/ Earnout Amount ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Holdback/ Earnout Description	Loan Agreement, Closing Statement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 30

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 17)

For all Mortgage Loans:

•        Promissory Note, Amended Promissory Note, Loan Agreement, Allocated Loan Amount Schedule or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) ($) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (P&I) ($) (see Notes 17 and 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (see Note 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date or Anticipated Repayment Date (see Notes 20 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 30

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Loan (Yes / No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Default (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due on Encumbrance	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Mortgage Assumable?	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Last IO Due Date (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 22)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 22)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 9 of 30

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Performance Test Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Notes 23, 24 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 23 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Period (see Notes 23, 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 23, 24 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 23, 24 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 23, 24 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 23 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 23 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 23 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 23 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Notes 23 and 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period (Payments) (see Notes 23 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Notes 1 and 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 10 of 30

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Release Provisions (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement or Loan Modification Agreement
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Subordination and Standstill Agreement
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Ground Lease Abstract
Ground Lease Expiration Date	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Annual Ground Lease Payment as of the Cut-off Date ($) (see Note 34)	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract or Ground Rent Schedule
Annual Ground Rent Increases (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Ground Lease Expiration Date after all Extensions	Ground Lease, Ground Lease Estoppel, PILOT Agreement or Ground Lease Abstract
Cross-Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit? (see Note 1)	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Subordinate Debt Original Balance (see Note 30)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A Page 11 of 30

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Companion Loan Interest Rate (see Note 30)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Maturity Date (see Note 30)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Debt Annual Payment (see Note 30)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Monthly Debt Service ($) (see Note 31)	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Name of Mezzanine Lender (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (%) (see Note 30)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 30)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 30)	Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Balance (see Notes 1 and 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Type (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Loan Agreement or Management Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Loan Agreement, Management Agreement or Opening Date Declaration
Prior Securitizations (see Notes 1 and 32)	Bloomberg Screenshot, Trepp Summary Report or Trepp Screenshot

Exhibit 2 to Attachment A Page 12 of 30

Sources Information: (see Note 33)

Characteristic	Source Document(s)

Loan Amount ($)	Closing Statement or Loan Agreement
Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources ($)	Closing Statement or Loan Agreement

Uses Information: (see Note 33)

Characteristic	Source Document(s)

Loan Payoff ($) (see Note 1)	Closing Statement or Payoff Letter
Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs ($) (see Note 1)	Closing Statement
Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses ($)	Closing Statement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

12800 Culver Boulevard	NAP	General Property Type	Other
		Detailed Property Type	Data Center/Other

Oxmoor Center	NAP	Underwritten Economic Occupancy (%)	91.5%

Tru by Hilton Orlando	NAP	Other Subordinate Debt / Preferred Equity Balance	10,500,000
		Closing Costs ($)	$2,022,784

1001 McKinney	NAP	Most Recent NOI Date	3/31/2023
		Loan Payoff ($)	$55,731,597

Heritage Plaza	NAP	Occupancy Date	2/28/2023

Miracle Mile	NAP	Detailed Property Type	Regional Mall
		Yield Maintenance Index	Periodic Treasury Yield

Teamshares Portfolio	NAP	Letter of Credit?	No
	Tielen Meats of Pierz	Flood Zone	No

Exhibit 2 to Attachment A Page 13 of 30

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Green Acres	NAP	Replacement Reserve Caps ($)	$619,992

Rangeview & Trail Ends	NAP	Leased Occupancy (%)	91.7%
		Prior Securitizations	CLNY 2014-FL2

Scottsdale Fashion Square	NAP	Year Renovated	1991, 2017-2020, 2023-2024
		Replacement Reserve Caps ($)	$402,666
		Yield Maintenance Index	Periodic Treasury Yield

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged properties described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in Table A2, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Table A2:
Mortgaged Property

Queens Crossing
The Widener Building

Exhibit 2 to Attachment A Page 14 of 30

Notes: (continued)

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for any mortgaged property contributed by Goldman (each, a “Goldman Single Tenant Property”), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For any Goldman Single Tenant Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the respective “Payment Due Date” in the month preceding the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

Exhibit 2 to Attachment A Page 15 of 30

Notes: (continued)

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

8.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

10.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an environmental insurance certificate Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

Exhibit 2 to Attachment A Page 16 of 30

Notes: (continued)

12.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A Page 17 of 30

Notes: (continued)

17.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Debt Original Balance” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan With Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A3, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A3:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Back Bay Office	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$45,000,000 $430,000,000 $65,000,000	Client Provided Schedule

Gateway Center South	Mortgage Loan Companion Loan(s)	$50,000,000 $112,500,000	Promissory Notes and Loan Agreement

Harborside 2-3	Mortgage Loan Companion Loan(s)	$27,500,000 $197,500,000	Client Provided Schedule

12800 Culver Boulevard	Mortgage Loan Companion Loan(s)	$75,000,000 $9,800,000	Client Provided Schedule

One & Two Commerce Square	Mortgage Loan Companion Loan(s)	$22,500,000 $197,500,000	Client Provided Schedule

Oxmoor Center	Mortgage Loan Companion Loan(s)	$45,000,000 $45,000,000	Loan Agreement

Austin Multifamily Portfolio	Mortgage Loan Companion Loan(s)	$35,000,000 $75,000,000	Client Provided Schedule

Heritage Plaza	Mortgage Loan Companion Loan(s)	$32,000,000 $140,000,000	Client Provided Schedule

Miracle Mile	Mortgage Loan Companion Loan(s)	$20,000,000 $405,000,000	Client Provided Schedule

Queens Crossing	Mortgage Loan Companion Loan(s)	$20,000,000 $37,100,000	Promissory Notes and Loan Agreement

Exhibit 2 to Attachment A Page 18 of 30

Notes: (continued)

17. (continued)

Table A3: (continued)
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

The Widener Building	Mortgage Loan Companion Loan(s)	$23,000,000 $27,000,000	Client Provided Schedule

Green Acres	Mortgage Loan Companion Loan(s)	$27,000,000 $343,000,000	Client Provided Schedule

Scottsdale Fashion Square	Mortgage Loan Companion Loan(s)	$10,000,000 $690,000,000	Client Provided Schedule

Platinum Tower	Mortgage Loan Companion Loan(s)	$9,000,000 $15,000,000	Client Provided Schedule

Riverview Tower	Mortgage Loan Companion Loan(s)	$10,000,000 $17,600,000	Promissory Notes and Loan Agreement

Select Parking NYC Portfolio	Mortgage Loan Companion Loan(s)	$34,000,000 $10,000,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A3 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

Exhibit 2 to Attachment A Page 19 of 30

Notes: (continued)

17. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

Exhibit 2 to Attachment A Page 20 of 30

Notes: (continued)

18.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

19.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 21 of 30

Notes: (continued)

20.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in Table A4 (each, an “Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date” occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Table A4:
Mortgage Loan

NAP

Exhibit 2 to Attachment A Page 22 of 30

Notes: (continued)

21. (continued)

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

For the purpose of comparing the “Last IO Due Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “Maturity Date or Anticipated Repayment Date,” as shown on the Combined Data File, for any Interest Only Loan,
b.	Use the last “Payment Due Date” prior to the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan,
c.	Use “<blank>” for any Amortizing Loan that is not an Additional Interest Period Loan and
d.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is also an Additional Interest Period Loan.

22.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

23.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment events, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with the release of funds from any earnout reserve(s) or prepayments triggered by a prepayment of any related mezzanine loan, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 23 of 30

Notes: (continued)

23. (continued)

For the purpose of comparing the indicated characteristics for any Mortgage Loan which:

a.	Permits prepayment with yield maintenance prior to the Cut-off Date,
b.	Does not permit prepayment with yield maintenance on or after the Cut-off Date and
c.	Permits defeasance,

as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any “Payment Due Dates” occurring on or prior to the Cut-off Date in the lockout period regardless of whether the Mortgage Loan was in a lockout period on those “Payment Due Dates.”

24.	For certain Mortgage Loans, the applicable Source Document(s) may contain one of the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 30

Notes: (continued)

25.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

26.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period” and “Lockout Expiration Date” characteristics and to use “<blank>” for the  “Prepayment Lock Out End Date” characteristic.

27.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 25 of 30

Notes: (continued)

28.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the open period.

29.	For the purpose of comparing the “Yield Maintenance End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” characteristic.

For the purpose of comparing the “Prepayment Premiums End Date” characteristic for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 30

Notes: (continued)

30.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date,
d.	Subordinate Debt Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate (%),
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, amended promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan With Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A3 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 27 of 30

Notes: (continued)

30. (continued)

For the purpose of comparing the:

a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date and
d.	Subordinate Debt Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related Subordinate Companion Loans.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Mortgage Loan on the Combined Data File with the “Subordinate Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan With Subordinate Debt the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Subordinate Debt Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Subordinate Debt Annual Payment” as the product of:

a.	1/12th of the product of, rounded to two decimal places:
i.	The “Subordinate Debt Original Balance,” as shown on the Combined Data File,
ii.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

Exhibit 2 to Attachment A Page 28 of 30

Notes: (continued)

30. (continued)

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for any Mortgage Loan (except for the Harborside 2-3 Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Note) on the Combined Data File with the “Mezzanine Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for the Mortgage Loan identified on the Combined Data File as “Harborside 2-3” (the “Harborside 2-3 Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use “10.50000%,” which represents the 7.00% portion of interest that is due and payable on each payment date during the term of the related mezzanine loan and the 3.50% portion of interest that accrues throughout the term of the related mezzanine loan and is due and payable on the related maturity date, as described in the applicable Source Document(s), and
b.	Ignore the 2.29% interest rate that accrues throughout the term of the related mezzanine loan and is due and payable on the related maturity date, but is subject to be waived so long as the borrower meets certain conditions, as described in the applicable Source Document(s).

For any Mortgage Loan With Existing Mezzanine Debt, the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for any Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	1/12th of the product of, rounded to two decimal places:
i.	The “Mezzanine Debt Original Balance,” as shown on the Combined Data File,
ii.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

Exhibit 2 to Attachment A Page 29 of 30

Notes: (continued)

30. (continued)

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt, PPP loan(s), TIF bond(s), I80 credit agreement(s) or corporate credit facilities that are not primarily secured by cash flow from the property, as described in the applicable Source Document(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value on the Combined Data File for each of the characteristics listed in a. through i. of the first paragraph of this Note and to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in j. through k. of the first paragraph of this Note.

31.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of, rounded to two decimals:
a.	The “Whole Loan Original Balance,” as shown on the Combined Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

Exhibit 2 to Attachment A Page 30 of 30

Notes: (continued)

32.	For the purpose of comparing the “Prior Securitizations” characteristic for any Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Trepp summary report Source Document, previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Trepp summary report Source Document, Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

33.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

34.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

35.	For the purpose of comparing the indicated characteristics for the Mortgage Loan identified on the Combined Data File as “Hyatt Arcade Cleveland,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the lender’s one-time right to extend the maturity date to a date not more than four calendar months beyond the stated maturity date, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Sponsor
Control Number
Loan ID Number
Loan / Property Flag
# of Properties
Administrative Fee Rate %
Appraised Value Type
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Balance ($)
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Pari Passu Companion Loan Original Balance (Non-trust)
Asset Type Number
Group ID
Year Built Number
Year Last Renovated
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Physical Occupancy Percentage
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Revenue Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Originator
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
AL_Units, Pads, Rooms
AL_Occupancy (%)
AL_Maturity Date
Loan Purpose

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.